J.P. Morgan Mortgage Trust 2022-1 ABS-15G

Exhibit 99.21

ATR QM Data Fields
Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	303143893	QM: Safe Harbor	No	Yes
XXXXXXXXXX	302858565	QM: Safe Harbor	No	Yes
2